Contingent Liabilities and Commitments - Summary of Acceptances and Guarantees by Industry (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 6,481,423	₩ 6,867,686
Unconfirmed guarantees	4,385,532	2,439,101
Total	₩ 10,866,955	₩ 9,306,787
Proportion (%)	100.00%	100.00%
Financial institutions
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 385,761	₩ 632,947
Unconfirmed guarantees	10,114	5,871
Total	₩ 395,875	₩ 638,818
Proportion (%)	3.64%	6.86%
Manufacturing
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 2,742,224	₩ 2,992,319
Unconfirmed guarantees	2,979,232	1,285,530
Total	₩ 5,721,456	₩ 4,277,849
Proportion (%)	52.65%	45.96%
Service
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 676,440	₩ 920,352
Unconfirmed guarantees	38,920	89,457
Total	₩ 715,360	₩ 1,009,809
Proportion (%)	6.58%	10.85%
Wholesale & Retail
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 1,603,085	₩ 1,086,772
Unconfirmed guarantees	999,416	891,619
Total	₩ 2,602,501	₩ 1,978,391
Proportion (%)	23.95%	21.26%
Construction
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 317,946	₩ 411,601
Unconfirmed guarantees	38,260	14,488
Total	₩ 356,206	₩ 426,089
Proportion (%)	3.28%	4.58%
Public sector
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 28,257	₩ 104,925
Unconfirmed guarantees	99,841	103,285
Total	₩ 128,098	₩ 208,210
Proportion (%)	1.18%	2.24%
Others
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 727,710	₩ 718,770
Unconfirmed guarantees	219,749	48,851
Total	₩ 947,459	₩ 767,621
Proportion (%)	8.72%	8.25%